Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated May 3, 2017
to the
PMC Diversified Equity Fund (the “Fund”)
Prospectus and Summary Prospectus
dated December 29, 2016

This supplement makes the following amendments to disclosures in the Prospectus and Summary Prospectus for the Fund dated December 29, 2016.

Effective May 1, 2017, the sub-advisory agreement between Thomas White International, Ltd. (“Thomas White”) and the Fund’s investment adviser, Envestnet Asset Management, Inc. (the “Adviser”), has been terminated. Accordingly, all references to Thomas White in the Prospectus and Summary Prospectus are hereby removed.  In addition, all references to Thomas S. White, Jr., Wei Li, Ph.D., Jinwen Zhang, Ph.D., Douglas M. Jackman, and John Wu, Ph.D. as portfolio managers of the Fund in the Prospectus and Summary Prospectus are hereby removed.

Also effective May 1, 2017, Epoch Investment Partners, Inc. (“Epoch”) has been added as a sub-adviser to the Fund.  At an in-person meeting of the Trust’s Board of Trustees (the “Board”) on April 20, 2017, the Board approved a sub-advisory agreement between the Adviser and Epoch in accordance with an exemptive order granted to the Fund by the U.S. Securities and Exchange Commission effective as of September 26, 2007.

The following disclosures in the Fund’s Summary Prospectus and in the “Summary Section” of the Fund’s Statutory Prospectus are hereby revised to read as follows:

Management

Investment Adviser and Sub-Advisers.  Envestnet Asset Management, Inc. is the Fund’s investment adviser.  Boston Partners Global Investors, Inc. (“Boston Partners”), Delaware Investments Fund Advisers (“DIFA”), Mellon Capital Management Corporation (“Mellon Capital”) and Epoch Investment Partners, Inc. (“Epoch”) serve as the Fund’s sub-advisers.

Portfolio Managers.  The Fund is managed by the following team of portfolio managers:

Portfolio Manager	Years of Service with the Fund	Primary Title
Brandon R. Thomas	Since 2009	Managing Director, Co-Founder and Chief Investment Officer of the Adviser
Janis Zvingelis, Ph.D.	Since 2015	Senior Vice President and Director of Quantitative Research of the Adviser
Mark E. Donovan	Since 2015	Co-Chief Executive Officer, Boston Partners
David J. Pyle	Since 2015	Portfolio Manager, Boston Partners
Francis X. Morris	Since 2009	Senior Vice President, Chief Investment Officer - Core Equity, DIFA
Michael S. Morris	Since 2009	CFA, Vice President, Portfolio Manager, Senior Equity Analyst, DIFA
Christopher S. Adams	Since 2009	CFA, Vice President, Portfolio Manager, Senior Equity Analyst, DIFA
Donald G. Padilla	Since 2009	CFA, Vice President, Portfolio Manager, Senior Equity Analyst, DIFA
David E. Reidinger	Since 2016	Vice President, Senior Portfolio Manager, Senior Equity Analyst, DIFA
Ronald P. Gala	Since 2009	Managing Director and Senior Portfolio Manager, Active Equity Strategies, Mellon Capital
William Cazalet	Since 2015	Managing Director, Head of Active Equity Strategies, Mellon Capital

Portfolio Manager	Years of Service with the Fund	Primary Title
Michael P. Kaminski	Since 2009	Vice President, Senior Portfolio Manager, Active Equity Strategies, Mellon Capital
William J. Booth	Since 2017	CFA, Managing Director, Portfolio Manager and Senior Research Analyst, Epoch
Glen Petraglia	Since 2017	CFA, Director, Portfolio Manager and Research Analyst, Epoch
Lilian Quah	Since 2017	CFA, Managing Director, Portfolio Manager, Quantitative Research and Risk Management, Epoch
William W. Priest	Since 2017	CFA, Chief Executive Officer, Co – Chief Investment Officer and Portfolio Manager, Epoch

The list of the Fund’s sub-advisers under the section titled “Management of the Funds – The Sub-Advisers and Portfolio Managers” starting on page 23 is hereby amended to read as follows:

Diversified Equity Fund
Boston Partners Global Investors, Inc.
Delaware Investments Fund Advisers
Mellon Capital Management Corporation
Epoch Investment Partners, Inc.

The following information is added to the section titled “Management of the Funds – The Sub-Advisers and Portfolio Managers” starting on page 23:

Epoch Investment Partners, Inc.
The Adviser has entered into a sub-advisory agreement with Epoch Investment Partners, Inc. (“Epoch”), to manage a portion of the Diversified Equity Fund’s assets.  Epoch is located at 399 Park Avenue, 32nd Floor, New York, NY 10022, and is a registered investment adviser founded in 2004.  Epoch is a wholly-owned subsidiary of TD Bank Group, a financial services group headquartered in Toronto, Canada.  Epoch provides investment management and investment advisory services to investment companies and other institutional and proprietary accounts.  As of March 31, 2017, Epoch had $47.1 billion in assets under management.

A discussion regarding the basis for the Board of Trustees’ approval of the sub-advisory agreement between the Adviser and Epoch will be included in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2017.

William J. Booth, CFA®
Mr. Booth is the director of non-U.S. research and is a portfolio manager for Epoch’s Non-U.S. Equity and Global strategies.  Mr. Booth joined Epoch in 2009 from PioneerPath Capital, which is a long/short equity hedge fund where he was a consumer and retail analyst.  Prior to PioneerPath, he was a senior analyst at Level Global where he focused on the consumer and industrial sectors.  Mr. Booth also held an equity research position at Louis Dreyfus Commodities and was a credit analyst with Citigroup.  Mr. Booth holds a BS in Chemical Engineering from Yale University and an MBA from New York University’s Leonard N. Stern School of Business.  Mr. Booth holds the Chartered Financial Analyst designation.

Glen Petraglia, CFA®
Mr. Petraglia is a portfolio manager and an equity research analyst for Epoch’s Non-U.S. Equity strategy.  Prior to joining Epoch in 2014, Mr. Petraglia was a generalist portfolio manager and an analyst at Standard Life Investments in Boston, where he focused on consumer staples, restaurants and regional banks.  Before Standard Life, he held positions at Citigroup and Nabisco.  Mr. Petraglia received his BS from Providence College, an MBA from New York University’s Leonard N. Stern School of Business and holds the Chartered Financial Analyst designation.

2

Lilian Quah, CFA®
Ms. Quah is a portfolio manager, the director of quantitative research, and a member of the Quantitative Research and Risk Management team at Epoch.  Prior to joining Epoch in 2013, she spent five years at AllianceBernstein, where she was a senior quantitative analyst in the Value Equities Group.  Before Bernstein, Ms. Quah was a senior consultant in the finance practice at the ERS Group, an economics consulting firm.  Ms. Quah has a BA in Economics from Wellesley College and a Masters in Economics from Stanford University.  Ms. Quah holds the Chartered Financial Analyst designation.

William W. Priest, CFA®
Mr. Priest is Chief Executive Officer and Co-Chief Investment Officer of Epoch Investment Partners.  He is a portfolio manager for Epoch’s global equity investment strategies and leads the Investment Policy Group, a forum for analyzing broader secular and cyclical trends that Epoch believes will influence investment opportunities.  Prior to co-founding Epoch in 2004 with David Pearl, Tim Taussig and Phil Clark, Mr. Priest was a Co-Managing Partner and portfolio manager at Steinberg Priest & Sloane Capital Management, LLC for three years.  Before joining Steinberg Priest, he was a member of the Global Executive Committee of Credit Suisse Asset Management (CSAM), Chairman and Chief Executive Officer of Credit Suisse Asset Management Americas and CEO and portfolio manager of its predecessor firm BEA Associates, which he co-founded in 1972.  Mr. Priest holds the Chartered Financial Analyst designation, is a former CPA and a graduate of Duke University and the University of Pennsylvania Wharton Graduate School of Business.  Mr. Priest is a member of the Council on Foreign Relations.

Please retain this Supplement with your Prospectus
and Summary Prospectus for future reference.

3

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated May 3, 2017
to the
PMC Diversified Equity Fund (the “Fund”)
Statement of Additional Information (“SAI”)
dated December 29, 2016

This supplement makes the following amendments to disclosures in the SAI for the Fund dated December 29, 2016.

Effective May 1, 2017, the sub-advisory agreement between Thomas White International, Ltd. (“Thomas White”) and the Fund’s investment adviser, Envestnet Asset Management, Inc. (the “Adviser”), has been terminated. Accordingly, all references to Thomas White in the Prospectus and Summary Prospectus are hereby removed.  In addition, all references to Thomas S. White, Jr., Wei Li, Ph.D., Jinwen Zhang, Ph.D., Douglas M. Jackman, and John Wu, Ph.D. as portfolio managers of the Fund in the Prospectus and Summary Prospectus are hereby removed.

Also effective May 1, 2017, Epoch Investment Partners, Inc. (“Epoch”) has been added as a sub-adviser to the Fund.  At an in-person meeting of the Trust’s Board of Trustees (the “Board”) on April 20, 2017, the Board approved a sub-advisory agreement between the Adviser and Epoch in accordance with an exemptive order granted to the Fund by the U.S. Securities and Exchange Commission effective as of September 26, 2007.

The following disclosures in the SAI are hereby revised to read as follows:

Page 33 – “Management of the Funds – Sub-Advisers”

Boston Partners Global Investors, Inc. (“Boston Partners”), Delaware Investments Fund Advisers (“DIFA”), Mellon Capital Management Corporation (“Mellon”), Neuberger Berman Investment Advisers LLC (“NBIA”), Schroder Investment Management North America Inc. (“Schroder”) and Epoch Investment Partners, Inc. (“Epoch”) are the sub-advisers to the Funds (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”).  It is the Adviser’s responsibility to select sub-advisers for the Funds that have distinguished themselves in their areas of expertise in asset management and to review each Sub-Adviser’s performance.

The Adviser provides investment management evaluation services by performing initial due diligence on each Sub-Adviser and thereafter monitoring the Sub-Advisers’ performance for compliance with each Fund’s investment objective and strategies, as well as adherence to its investment style.  The Adviser also conducts performance evaluations through in-person, telephonic and written consultations.  In evaluating the Sub-Advisers, the Adviser considers, among other factors: their level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications.

The Adviser has the responsibility for communicating performance expectations and evaluations to the Sub-Advisers and ultimately recommending to the Board of Trustees whether their sub-advisory agreements should be renewed, modified or terminated.  The Adviser provides written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions.  The Trust applied for, and the SEC has granted, an exemptive order with respect to the Funds that permits the Adviser, subject to certain conditions, to hire new sub-advisers or to continue the employment of existing Sub-Advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement.  This arrangement has been approved by the Board of Trustees and each Fund’s initial shareholder.  Within 90 days of retaining a new sub-adviser, shareholders of any affected Fund will receive notification of the change.

The Adviser pays the Sub-Advisers on a monthly basis, an annual fee of the net assets of each Fund allocated to that Sub-Adviser by the Adviser which the Adviser will pay out of the advisory fee paid to the Adviser pursuant to the Advisory Agreement.  In determining the compensation structure for sub-advisers, the Adviser employs the following general criteria: (i) the type of asset class managed by the sub-adviser; (ii) the current market rate; (iii) the sub-adviser’s standard compensation rate for similar programs; and (iv) the anticipated asset flow for each of the Funds.  The Funds are not responsible for the payment of the sub-advisory fees.  The Adviser is also responsible for conducting all operations of the Funds, except those operations contracted to the Sub-Advisers, the Custodian, the Administrator or the Funds’ transfer agent.  Although the Sub-Advisers’ activities are subject to oversight by the Board of Trustees and the officers of the Trust, the Board of Trustees, the officers and the Adviser do not evaluate the investment merits of the Sub-Advisers’ individual security selections.  The Sub-Advisers have complete discretion to purchase, manage and sell portfolio securities for the portions of each of the Funds’ portfolios that they manage, subject to the Funds’ investment objectives, policies and limitations.  Each Fund’s portfolio is managed by several portfolio managers (each, a “Portfolio Manager”) as discussed in the Funds’ prospectus.

The table below lists the Sub-Advisers and the particular Fund(s) they manage.  Information regarding each Sub-Adviser and the biographies of their Portfolio Manager(s) are set forth in the prospectus.

Sub-Adviser	PMC Fund
Boston Partners Global Investors, Inc.	Diversified Equity Fund
Delaware Investments Fund Advisers	Diversified Equity Fund
Mellon Capital Management Corporation	Diversified Equity Fund
Neuberger Berman Investment Advisers LLC	Core Fixed Income Fund
Schroder Investment Management North America Inc.	Core Fixed Income Fund
Epoch Investment Partners, Inc.	Diversified Equity Fund

Page 34 – “Management of the Funds – Control Persons of the Sub-Advisers”
Neuberger Berman Investment Advisers LLC: Bradley C. Tank, CEO and Director, Joseph V. Amato, Director and a Managing Director, and Andrew A. Johnson, Director and a Managing Director, are all considered to be control persons due to their positions as officers and directors of NBIA.  Neuberger Berman Fixed Income Holdings, LLC, and its parent company, Neuberger Berman Group LLC (“NBG”), are control persons as they own over 99% of NBIA.  NBG is 94% owned by NBSH Acquisition, LLC and 6% owned by Lehman Brothers Holdings, Inc. and/or its affiliates.

Schroder Investment Management North America Inc.: Mark A. Hemenetz, Director and Chief Operating Officer, Carin F. Muhlbaum, General Counsel, Americas and Assistant Secretary, Joseph Bertini, Chief Compliance Officer, Karl Dasher, Director, Chairman and Chief Executive Officer and Henry Philip, Director and Financial Controller, are all considered to be control persons due to their positions as directors and officers of Schroder.  Schroder U.S. Holdings, Inc. and its parent companies are considered to be control persons as they own over 25% of Schroder.

Delaware Investments Fund Advisers: DIFA, a series of Delaware Management Business Trust (“DMBT”), a Delaware statutory trust, manages a portion of the Diversified Equity Fund’s assets.  DMBT is a registered investment adviser and a majority-owned subsidiary of Macquarie Group Limited, a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services.

Boston Partners Global Investors, Inc.: Boston Partners is a subsidiary of Robeco Groep N.V., a Dutch public limited liability company (“Robeco Groep”).  Robeco Groep is primarily owned by ORIX Corporation, an integrated financial services group based in Tokyo, Japan.

Mellon Capital Management Corporation: Mellon’s directors (Gabriela F. Parcella, William L. Fouse, Thomas F. Loeb, Charles P. Dolan, Greg Brisk and Mark D. Santero) and executive officers (Gabriella F. Parcella, Chairman, President and Chief Executive Officer; Jeff Zhang, Executive Vice President, Chief Investment Officer; Linda Lillard, Executive Vice President, Chief Operating Officer; and Richard K. Watson, Jr., Executive Vice President, Head of Global Distribution) are considered to be control persons due to their positions as directors and executive officers of Mellon.  MBC Investments Corporation and The Bank of New York Mellon Corporation are considered to be control persons due to their ownership of over 75% of Mellon Capital Management.

Epoch Investment Partners, Inc.: Epoch’s executive officers (William W. Priest, Chief Executive Officer and Co-Chief Investment Officer; Timothy T. Taussig, President and Chief Operating Officer; David A. Barnett, Chief Compliance Officer; Adam Borak, Chief Financial Officer, and David N. Pearl, Executive Vice President and Co-Chief Investment Officer), are considered to be control persons due to their positions as executive officers of Epoch.  TD Bank US Holding Company is considered to be a control person due to their 100% ownership of Epoch.

Page 35 – “Management of the Funds – Portfolio Managers - Other Accounts Managed by the Portfolio Managers”

Other Accounts Managed by the Portfolio Managers

The table below identifies, for each Portfolio Manager of each Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that any of these accounts are subject to an advisory fee based on account performance, this information is reflected in a separate table below.  Asset amounts have been rounded and are approximate as of August 31, 2016.

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Core Fixed Income Fund
Brandon R. Thomas (Adviser)	0	$0	0	$0	383	$80,229,643
Andrew Johnson (NBIA)	8	$5,448,000	26	$10,028,000	260	$29,739,000(1)
Thomas J. Marthaler (NBIA)	9	$5,559,000	16	$8,281,000	57	$23,861,000
Wesley Sparks (Schroder)	1	$98,520,266	9	$4,357,647,250	37	$2,919,810,711
Neil Sutherland (Schroder)	6	$468,584,483	3	$1,388,256,636	159	$15,483,163,239

Diversified Equity Fund
Brandon R. Thomas (Adviser)	0	$0	0	$0	383	$80,229,643
Janis Zvingelis (Adviser)	0	$0	0	$0	383	$80,229,643
Mark E. Donovan (Boston Partners)	4	$14,720,000,000	6	$3,818,000,000	228	$11,424,000,000
David J. Pyle (Boston Partners)	4	$14,720,000,000	6	$3,818,000,000	228	$11,424,000,000
Francis X. Morris (DIFA)	8	$3,298,339,459	1	$14,785,091	16	$833,578,749
Michael S. Morris (DIFA)	2	$2,273,625,241	1	$14,785,091	16	$833,578,749

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Christopher S. Adams (DIFA)	2	$2,273,625,241	1	$14,785,091	16	$833,578,749
Donald G. Padilla (DIFA)	2	$2,273,625,241	1	$14,785,091	16	$833,578,749
David E. Reidinger(2) (DIFA)	1	$1,560,966,819	1	$13,926,560	13	$805,148,333
Ronald P. Gala (Mellon)	20	$4,582,000	16	$656,000,000	50	$7,134,000
Michael P. Kaminski (Mellon)	20	$4,364,0000	16	$656,000,000	50	$7,134,000
William Cazalet (Mellon)	20	$4,582,0000	16	$656,000,000	50	$7,134,000
William J. Booth(3) (Epoch)	4	$1,335,380,825	10	$5,293,812,215	16	$3,229,711,549
Glen Petraglia(3) (Epoch)	0	$0	2	$1,504,534,780	0	$0
Lilian Quah(3) (Epoch)	0	$0	3	$1,536,265,490	0	$0
William W. Priest(3) (Epoch)	18	$13,520,879,018	37	$13,961,629,248	115	$14,014,868,937

(1)
A portion of certain accounts may be managed by other portfolio managers; however, the total assets of such accounts are included above even though the portfolio manager listed is not involved in the day-to-day management of the entire account.

(2)	Assets and amounts for Mr. Reidinger are as of October 1, 2016.
(3)	Assets and amounts are as of March 31, 2017.

The following table reflects information regarding accounts for which a Portfolio Manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance.  The Portfolio Managers not listed below reported that they do not provide day-to-day management of accounts with performance-based advisory fees.  Asset amounts have been rounded and are approximate as of August 31, 2016.

Fund and Portfolio Manager (Firm)	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Core Fixed Income Fund
Andrew Johnson (NBIA)	0	$0	2	$393,000	3	$928,000
Thomas J. Marthaler (NBIA)	0	$0	1	$299,000	0	$0
Neil Sutherland (Schroder)	0	$0	0	$0	4	$162,215,105

Diversified Equity Fund
Mark E. Donovan (Boston Partners)	0	$0	0	$0	3	$154,000,000
David J. Pyle (Boston Partners)	0	$0	0	$0	3	$154,000,000
Francis X. Morris (DIFA)	0	$0	0	$0	1	$35,336,441
Michael S. Morris (DIFA)	0	$0	0	$0	1	$35,336,441
Christopher S. Adams (DIFA)	0	$0	0	$0	1	$35,336,441

Fund and Portfolio Manager (Firm)	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Donald G. Padilla (DIFA)	0	$0	0	$0	1	$35,336,441
David E. Reidinger(1) (DIFA)	0	$0	0	$0	1	$34,549,761
Ronald P. Gala (Mellon)	0	$0	1	$19,500,000	7	$662,300,000
Michael P. Kaminski (Mellon)	0	$0	1	$19,500,000	7	$662,300,000
William Cazalet (Mellon)	0	$0	1	$19,500,000	7	$662,300,000
William J. Booth(2) (Epoch)	0	$0	0	$0	4	$630,297,618
William W. Priest(2) (Epoch)	0	$0	1	$34,404,409	11	$1,527,417,086

(1)	Assets and amounts for Mr. Reidinger are as of October 1, 2016.
(2)	Assets and amounts are as of March 31, 2017.

Page 37 – “Management of the Funds – Portfolio Managers – Material Conflicts of Interest”

Epoch Investment Partners, Inc.
Epoch’s sole line of business is investment management.  Epoch does not believe it has any significant conflicts of interest in the management of client’s portfolios other than those conflicts of interest that are customary in asset management.  For example, as an asset manager to multiple accounts, Epoch faces potential conflicts of interest related to the allocation of securities, the sequencing of transactions, fee arrangements, the use of brokerage activity to acquire research or brokerage services, and proxy voting.  Epoch faces potential conflicts of interest related to the personal trading activities of its employees as well as the corporate investment activities of Epoch itself.

Epoch has developed specific policies and procedures to disclose and mitigate these potential conflicts of interest.  For example, Epoch’s Code of Ethics contains, among other things, policies and procedures that address the potential conflicts of interest that exist when Epoch employees purchase or sell for their personal accounts.  Epoch recognizes that performance-based fee arrangements may create potential conflicts of interest.  Additionally, Epoch has created the Conflicts Resolution Group which meets on an ad hoc basis to discuss potential conflicts of interest and determine the appropriate course of action.

A performance-based fee structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee.  To prevent conflicts of interest associated with managing accounts with different compensation structures, Epoch requires portfolio decisions to be made on a strategy specific basis and without consideration of the Firm’s pecuniary or business interests.  Epoch also requires pre-allocation of client orders based on specific fee-neutral criteria.  Additionally, Epoch requires average pricing of all aggregated orders.  Finally, Epoch has adopted a policy prohibiting all employees, including portfolio managers, from placing the investment interests of any client above the investment interests of any other client with the same or similar investment objectives.

Page 40 – “Management of the Funds – Portfolio Managers – Portfolio Managers’ Compensation”

Epoch Investment Partners, Inc.
Epoch seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate all employees.  Epoch employees receive a base salary and an annual performance bonus, which is reviewed and determined annually by Epoch’s Operating Committee with input from the employee’s supervisor and Epoch’s Human Resources Department.  The level of compensation for each employee is based on a number of factors including individual performance, firm performance and marketplace compensation analysis and information.

For senior employees, a portion of their annual performance bonus is deferred, typically with a three-year vesting schedule, and invested in Epoch-managed investment vehicles, Epoch Performance Units and TD Restricted Stock Units.  In addition, Managing Directors are eligible to participate in Epoch’s Long-Term Incentive Plan, which is designed to reward superior long-term business performance over a multi-year period.

Investment team members are compensated based on the performance of their strategy, their contribution to that performance, the overall performance of the firm, and corporate citizenship.  The Operating Committee reviews product performance, including risk-adjusted returns over one- and three-year periods in assessing an investment professional’s performance and compensation.  Each portfolio manager and analyst’s security selection and weighting recommendations are also reviewed on an annual basis.

Please retain this Supplement with your SAI for future reference.